Note 14 - Reportable Business Segments - Geographical Disclosure (Details) - CAD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2018
Statement Line Items [Line Items]
Sales	$ 876,457	$ 847,706
Non-current assets	435,350		$ 420,819
CANADA
Statement Line Items [Line Items]
Sales	89,228	83,379
Non-current assets	207,036		201,985
UNITED STATES
Statement Line Items [Line Items]
Sales	613,289	634,512
Non-current assets	214,359		207,147
International [member]
Statement Line Items [Line Items]
Sales	173,940	$ 129,815
Non-current assets	$ 13,955		$ 11,687